Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31,2017 and 2018 were as follows:

	Balance of goodwill
	RMB	USD
Balance at January 1, 2017 and December 31, 2017	2,959,183	430,395
Increase in goodwill related to acquisition (Note 3)	2,827,885	411,299
Balance at December 31, 2018	5,787,068	841,694